CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 105,093,178	$ 123,427,729
Term deposits	16,907,346	4,448,839
Available-for-sale securities	20,013,487
Held-to-maturity securities	24,358,555	51,866,479
Accounts receivables, net of allowance of $342,442 and $316,966 as of December 31, 2013 and 2014	30,244,289	17,230,844
Prepaid expenses and other current assets	19,069,904	7,762,570
Restricted cash	53,375,960
Total current assets	269,062,719	204,736,461
Rental deposits	1,444,524	797,372
Property and equipment, net	5,659,191	5,842,522
Long-term investments		1,999,999
Goodwill	90,019,108	90,266,629
Acquired intangible assets, net	55,509,804	78,726,587
Restricted cash	10,885,357	36,870,739
Total assets	432,580,703	419,240,309
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $39,488,204 and $31,546,430 as of December 31, 2013 and 2014, respectively)	31,599,317	39,514,379
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $15,437,141 and $13,469,803 as of December 31, 2013 and 2014, respectively)	16,580,351	19,224,723
Short-term bank loan (including short-term bank loan of the consolidated VIEs without recourse to the Company of $nil and $nil as of December 31, 2013 and 2014, respectively)	42,428,890
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $2,262,223 and $4,622,404 as of December 31, 2013 and 2014, respectively)	4,652,010	2,262,223
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $322,714 and $1,223,526 as of December 31, 2013 and 2014, respectively)	5,529,899	6,369,482
Total current liabilities	100,790,467	67,370,807
Commitments and contingencies (Note 30)
Long-term liabilities (including long-term liabilities of the consolidated VIEs without recourse to the Company of $19,260,000 and $9,860,000 as of December 31, 2013 and 2014, respectively)	9,860,000	19,260,000
Total liabilities	110,650,467	86,630,807
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,834,883,063 and 1,882,073,063 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	942	918
Additional paid-in capital	162,687,212	152,052,241
Warrants	5,548,000	10,419,000
Accumulated other comprehensive income	57,531,228	55,563,102
Statutory reserves	11,467,537	10,723,748
Retained earnings	84,695,317	103,850,493
Total shareholders' equity	321,930,236	332,609,502
Total liabilities and shareholders' equity	$ 432,580,703	$ 419,240,309